                               Janus Aspen Series
                              Institutional Shares

                       Supplement dated December 30, 2005
           to Currently Effective Statement of Additional Information

The TRUSTEES AND OFFICERS section of the Statement of Additional Information is amended and restated in its entirety as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS       OTHER
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  DIRECTORSHIPS
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      HELD
 AND ADDRESS               WITH PORTFOLIOS  TIME SERVED      THE PAST FIVE YEARS             TRUSTEE          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                          Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206          Trustee          9/93-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                      private investor.                                Director of Red
                                                                                                              Robin Gourmet
                                                                                                              Burgers, Inc.;
                                                                                                              and Director of
                                                                                                              Janus World
                                                                                                              Funds Plc
                                                                                                              (Dublin-based,
                                                                                                              non-U.S.
                                                                                                              funds).
-----------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro          Trustee          12/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                          private investment firm (since                   Chairman of RS
 Denver, CO 80206                                            1999).                                           Investment
 Age 49                                                                                                       Trust (since
                                                                                                              2001); Director
                                                                                                              of IZZE
                                                                                                              Beverages and
                                                                                                              MyFamily.com,
                                                                                                              Inc.
                                                                                                              (genealogical
                                                                                                              research
                                                                                                              website).
-----------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                          Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                            Rockefeller Brothers Fund (a                     Council.
 Age 48                                                      private family foundation);
                                                             and Vice President of Asian
                                                             Cultural Council.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS       OTHER
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  DIRECTORSHIPS
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      HELD
 AND ADDRESS               WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 151 Detroit Street                                          Officer of The Field Museum of                   Board and
 Denver, CO 80206                                            Natural History (Chicago, IL).                   Director of
 Age 67                                                                                                       Divergence Inc.
                                                                                                              (biotechnology
                                                                                                              firm); Director
                                                                                                              of A.M. Castle
                                                                                                              & Co. (metals
                                                                                                              distributor)
                                                                                                              and W.W.
                                                                                                              Grainger, Inc.
                                                                                                              (industrial
                                                                                                              distributor);
                                                                                                              and Trustee of
                                                                                                              Harris Insight
                                                                                                              Funds Trust (19
                                                                                                              portfolios),
                                                                                                              WTTW (Chicago
                                                                                                              public
                                                                                                              television
                                                                                                              station), the
                                                                                                              University of
                                                                                                              Chicago, and
                                                                                                              Chicago Public
                                                                                                              Education Fund.
-----------------------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                          Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                            Capital Partners (private                        Burgers, Inc.
 Age 62                                                      equity firm); and Professor
                                                             Emeritus of Business of the
                                                             University of Colorado,
                                                             Colorado Springs, CO (since
                                                             2004). Formerly, Professor of
                                                             Business of the University of
                                                             Colorado (2002-2004); and
                                                             Distinguished Visiting
                                                             Professor of Business (2001-
                                                             2002) of Thunderbird
                                                             University (American Graduate
                                                             School of International
                                                             Management), Phoenix, AZ.
-----------------------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee          9/93-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                          General Manager of MKS
 Denver, CO 80206                                            Instruments - HPS Products,
 Age 61                                                      Boulder, CO (a manufacturer of
                                                             vacuum fittings and valves).
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS       OTHER
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  DIRECTORSHIPS
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      HELD
 AND ADDRESS               WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee          9/93-Present     Private Investor and            69               N/A
 151 Detroit Street                                          Consultant to California
 Denver, CO 80206                                            Planned Unit Developments.
 Age 67                                                      Formerly, CEO and President of
                                                             Marwal, Inc. (homeowner
                                                             association management
                                                             company).
-----------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf             Trustee          12/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                          and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                            Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                      (advertising agency) (2001-                      Natural History
                                                             2005); and President of Leo                      (Chicago, IL),
                                                             Burnett (USA) (advertising                       Children's
                                                             agency) (1996-2000).                             Memorial
                                                                                                              Hospital
                                                                                                              (Chicago, IL),
                                                                                                              Chicago Council
                                                                                                              on Foreign
                                                                                                              Relations, and
                                                                                                              Economic Club
                                                                                                              of Chicago.
-----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey***       Trustee          5/93-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                          (1978-2002) and Chief
 Denver, CO 80206                                            Executive Officer (1994- 2002)
 Age 68                                                      of Janus Capital or Janus
                                                             Capital Corporation; Chairman
                                                             and Director (1978-2002) of
                                                             Janus Capital Corporation;
                                                             President and Director
                                                             (1994-2002) of The Janus
                                                             Foundation; and Director
                                                             (1997-2001) of Janus
                                                             Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected by shareholders as Trustees of the Trust on December 29, 2005. In addition, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

*** The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2005,                                   LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman  Executive Vice President and    2/02-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (2000-2002) for
 Denver, CO 80206     Mid Cap Growth Portfolio                       Janus Capital Corporation.
 Age 34
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2005,                                   LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu           Executive Vice President and    11/99-Present  Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Global Technology Portfolio
 Age 36
---------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn        Executive Vice President and    1/01-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1991-2001) for
 Denver, CO 80206     International Growth Portfolio                 Janus Capital Corporation.
 Age 41
---------------------------------------------------------------------------------------------------------------------------------
 Thomas R. Malley     Executive Vice President and    12/99-Present  Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Co-Portfolio Manager                           other Janus accounts.
 Denver, CO 80206     Global Life Sciences Portfolio
 Age 37
---------------------------------------------------------------------------------------------------------------------------------
 Marc Pinto           Executive Vice President and    5/05-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Co-Portfolio Manager                           other Janus accounts.
 Denver, CO 80206     Balanced Portfolio
 Age 44
---------------------------------------------------------------------------------------------------------------------------------
 Blaine P. Rollins    Executive Vice President and    1/00-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Large Cap Growth Portfolio
 Age 38
---------------------------------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel   Executive Vice President and    5/97-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Forty Portfolio
 Age 47
---------------------------------------------------------------------------------------------------------------------------------
 Gibson Smith         Executive Vice President and    5/05-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Co-Portfolio Manager                           other Janus accounts. Formerly, Analyst (2001-2003) for
 Denver, CO 80206     Balanced Portfolio                             Janus Capital Corporation; and worked in the fixed-income
 Age 37                                                              division (1991-2001) for Morgan Stanley.
---------------------------------------------------------------------------------------------------------------------------------
 Minyoung Sohn        Executive Vice President and    1/04-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (1998-2003) for
 Denver, CO 80206     Growth and Income Portfolio                    Janus Capital Corporation.
 Age 30
                      Executive Vice President and    5/05-Present
                      Portfolio Manager
                      Core Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Ronald V. Speaker    Executive Vice President and    5/93-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Flexible Bond Portfolio
 Age 41
---------------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee         Executive Vice President and    7/04-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts. Formerly, Analyst (2000-2001) for
 Denver, CO 80206     Worldwide Growth Portfolio                     Janus Capital Corporation.
 Age 36
---------------------------------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and         1/06-Present   Associate Counsel of Janus Capital. Formerly, Associate of
 Grauerholz-Lofton    Secretary                                      Vedder, Price, Kaufman & Kammholz, P.C. (1999-2003).
 151 Detroit Street
 Denver, CO 80206
 Age 35
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2005,                                   LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                  12/99-Present  Vice President and Assistant General Counsel of Janus
 151 Detroit Street                                                  Capital, Janus Distributors LLC, and Janus Services LLC.
 Denver, CO 80206
 Age 40
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief Executive   1/06-Present   Senior Vice President and General Counsel of Janus Capital
 151 Detroit Street   Officer                                        and Janus Services LLC; and Senior Vice President and
 Denver, CO 80206                                                    Assistant General Counsel of Janus Distributors LLC.
 Age 40               General Counsel                 4/04-12/05     Formerly, Vice President (1999- 2005) of Janus Distributors
                                                                     LLC; Vice President (2000-2004) and Assistant General
                      Vice President and Secretary    12/99-12/05    Counsel (2002-2004) of Janus Services LLC; and Vice
                                                                     President and Assistant General Counsel (1999-2004) of Janus
                                                                     Capital.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief        6/02-Present   Senior Vice President and Chief Compliance Officer of Janus
 151 Detroit Street   Compliance Officer                             Capital, Janus Distributors LLC, and Janus Services LLC;
 Denver, CO 80206                                                    Chief Compliance Officer of Bay Isle Financial LLC; and Vice
 Age 48                                                              President of Enhanced Investment Technologies, LLC.
                                                                     Formerly, Chief Compliance Officer of Enhanced Investment
                                                                     Technologies, LLC (2003-2005); Vice President of Janus
                                                                     Capital (2000-2005), Janus Distributors LLC (2000-2001), and
                                                                     Janus Services LLC (2004-2005); and Assistant Vice President
                                                                     of Janus Services LLC (2000-2004).
---------------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller**   President and Chief Executive   11/03-12/05    Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                        Janus Capital Group Inc. and Janus Capital; President of
 Denver, CO 80206                                                    Janus Distributors LLC and Janus Capital International LLC;
 Age 54                                                              Executive Vice President of Janus Services LLC; President
                                                                     and Director of Janus Management Holdings Corporation; and
                                                                     Chief Operating Officer and President of Capital Group
                                                                     Partners, Inc. Formerly, Director of Capital Group Partners,
                                                                     Inc. (2003-2004); and President and Chief Executive Officer
                                                                     of ICMA Retirement Corporation (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer         3/05-Present   Vice President of Janus Capital. Formerly, Director of
 151 Detroit Street                                                  Financial Reporting for OppenheimerFunds, Inc. (2004-2005);
 Denver, CO 80206     Vice President, Treasurer, and  2/05-Present   Site Manager and First Vice President of Mellon Global
 Age 43               Principal Accounting Officer                   Securities Services (2003); and Director of Fund Accounting,
                                                                     Project Development, and Training of INVESCO Funds Group
                                                                     (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------

 * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.

** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.

                               Janus Aspen Series
                             Money Market Portfolio
                              Institutional Shares

                       Supplement dated December 30, 2005
           to Currently Effective Statement of Additional Information

The TRUSTEES AND OFFICERS section of the Statement of Additional Information is amended and restated in its entirety as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS       OTHER
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  DIRECTORSHIPS
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      HELD
 AND ADDRESS               WITH PORTFOLIOS  TIME SERVED      THE PAST FIVE YEARS             TRUSTEE          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                          Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206          Trustee          9/93-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                      private investor.                                Director of Red
                                                                                                              Robin Gourmet
                                                                                                              Burgers, Inc.;
                                                                                                              and Director of
                                                                                                              Janus World
                                                                                                              Funds Plc
                                                                                                              (Dublin-based,
                                                                                                              non-U.S.
                                                                                                              funds).
-----------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro          Trustee          12/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                          private investment firm (since                   Chairman of RS
 Denver, CO 80206                                            1999).                                           Investment
 Age 49                                                                                                       Trust (since
                                                                                                              2001); Director
                                                                                                              of IZZE
                                                                                                              Beverages and
                                                                                                              MyFamily.com,
                                                                                                              Inc.
                                                                                                              (genealogical
                                                                                                              research
                                                                                                              website).
-----------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                          Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                            Rockefeller Brothers Fund (a                     Council.
 Age 48                                                      private family foundation);
                                                             and Vice President of Asian
                                                             Cultural Council.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS       OTHER
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  DIRECTORSHIPS
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      HELD
 AND ADDRESS               WITH PORTFOLIOS  TIME SERVED      THE PAST FIVE YEARS             TRUSTEE          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*(CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 151 Detroit Street                                          Officer of The Field Museum of                   Board and
 Denver, CO 80206                                            Natural History (Chicago, IL).                   Director of
 Age 67                                                                                                       Divergence Inc.
                                                                                                              (biotechnology
                                                                                                              firm); Director
                                                                                                              of A.M. Castle
                                                                                                              & Co. (metals
                                                                                                              distributor)
                                                                                                              and W.W.
                                                                                                              Grainger, Inc.
                                                                                                              (industrial
                                                                                                              distributor);
                                                                                                              and Trustee of
                                                                                                              Harris Insight
                                                                                                              Funds Trust (19
                                                                                                              portfolios),
                                                                                                              WTTW (Chicago
                                                                                                              public
                                                                                                              television
                                                                                                              station), the
                                                                                                              University of
                                                                                                              Chicago, and
                                                                                                              Chicago Public
                                                                                                              Education Fund.
-----------------------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                          Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                            Capital Partners (private                        Burgers, Inc.
 Age 62                                                      equity firm); and Professor
                                                             Emeritus of Business of the
                                                             University of Colorado,
                                                             Colorado Springs, CO (since
                                                             2004). Formerly, Professor of
                                                             Business of the University of
                                                             Colorado (2002-2004); and
                                                             Distinguished Visiting
                                                             Professor of Business (2001-
                                                             2002) of Thunderbird
                                                             University (American Graduate
                                                             School of International
                                                             Management), Phoenix, AZ.
-----------------------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee          9/93-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                          General Manager of MKS
 Denver, CO 80206                                            Instruments - HPS Products,
 Age 61                                                      Boulder, CO (a manufacturer of
                                                             vacuum fittings and valves).
-----------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee          9/93-Present     Private Investor and            69               N/A
 151 Detroit Street                                          Consultant to California
 Denver, CO 80206                                            Planned Unit Developments.
 Age 67                                                      Formerly, CEO and President of
                                                             Marwal, Inc. (homeowner
                                                             association management
                                                             company).
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS       OTHER
 NAME, AGE AS OF                                                                             IN FUND COMPLEX  DIRECTORSHIPS
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      HELD
 AND ADDRESS               WITH PORTFOLIOS  TIME SERVED      THE PAST FIVE YEARS             TRUSTEE          BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*(CONT'D.)
-----------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf             Trustee          12/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                          and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                            Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                      (advertising agency) (2001-                      Natural History
                                                             2005); and President of Leo                      (Chicago, IL),
                                                             Burnett (USA) (advertising                       Children's
                                                             agency) (1996-2000).                             Memorial
                                                                                                              Hospital
                                                                                                              (Chicago, IL),
                                                                                                              Chicago Council
                                                                                                              on Foreign
                                                                                                              Relations, and
                                                                                                              Economic Club
                                                                                                              of Chicago.
-----------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey***       Trustee          5/93-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                          (1978-2002) and Chief
 Denver, CO 80206                                            Executive Officer (1994- 2002)
 Age 68                                                      of Janus Capital or Janus
                                                             Capital Corporation; Chairman
                                                             and Director (1978-2002) of
                                                             Janus Capital Corporation;
                                                             President and Director
                                                             (1994-2002) of The Janus
                                                             Foundation; and Director
                                                             (1997-2001) of Janus
                                                             Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected by shareholders as Trustees of the Trust on December 29, 2005. In addition, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

*** The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2005,                                   LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 J. Eric Thorderson   Executive Vice President and    1/01-Present   Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Money Market Portfolio
 Age 44
---------------------------------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and         1/06-Present   Associate Counsel of Janus Capital. Formerly, Associate of
 Grauerholz-Lofton    Secretary                                      Vedder, Price, Kaufman & Kammholz, P.C. (1999-2003).
 151 Detroit Street
 Denver, CO 80206
 Age 35
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                  12/99-Present  Vice President and Assistant General Counsel of Janus
 151 Detroit Street                                                  Capital, Janus Distributors LLC, and Janus Services LLC.
 Denver, CO 80206
 Age 40
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF
 NAME, AGE AS OF                                      OFFICE* AND
 DECEMBER 31, 2005,                                   LENGTH OF
 AND ADDRESS          POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief Executive   1/06-Present   Senior Vice President and General Counsel of Janus Capital
 151 Detroit Street   Officer                                        and Janus Services LLC; and Senior Vice President and
 Denver, CO 80206                                                    Assistant General Counsel of Janus Distributors LLC.
 Age 40               General Counsel                 4/04-12/05     Formerly, Vice President (1999- 2005) of Janus Distributors
                                                                     LLC; Vice President (2000-2004) and Assistant General
                      Vice President and Secretary    12/99-12/05    Counsel (2002-2004) of Janus Services LLC; and Vice
                                                                     President and Assistant General Counsel (1999-2004) of Janus
                                                                     Capital.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief        6/02-Present   Senior Vice President and Chief Compliance Officer of Janus
 151 Detroit Street   Compliance Officer                             Capital, Janus Distributors LLC, and Janus Services LLC;
 Denver, CO 80206                                                    Chief Compliance Officer of Bay Isle Financial LLC; and Vice
 Age 48                                                              President of Enhanced Investment Technologies, LLC.
                                                                     Formerly, Chief Compliance Officer of Enhanced Investment
                                                                     Technologies, LLC (2003-2005); Vice President of Janus
                                                                     Capital (2000-2005), Janus Distributors LLC (2000-2001), and
                                                                     Janus Services LLC (2004-2005); and Assistant Vice President
                                                                     of Janus Services LLC (2000-2004).
---------------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller**   President and Chief Executive   11/03-12/05    Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                        Janus Capital Group Inc. and Janus Capital; President of
 Denver, CO 80206                                                    Janus Distributors LLC and Janus Capital International LLC;
 Age 54                                                              Executive Vice President of Janus Services LLC; President
                                                                     and Director of Janus Management Holdings Corporation; and
                                                                     Chief Operating Officer and President of Capital Group
                                                                     Partners, Inc. Formerly, Director of Capital Group Partners,
                                                                     Inc. (2003-2004); and President and Chief Executive Officer
                                                                     of ICMA Retirement Corporation (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer         3/05-Present   Vice President of Janus Capital. Formerly, Director of
 151 Detroit Street                                                  Financial Reporting for OppenheimerFunds, Inc. (2004-2005);
 Denver, CO 80206     Vice President, Treasurer, and  2/05-Present   Site Manager and First Vice President of Mellon Global
 Age 43               Principal Accounting Officer                   Securities Services (2003); and Director of Fund Accounting,
                                                                     Project Development, and Training of INVESCO Funds Group
                                                                     (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------

 * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.

** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.

                               Janus Aspen Series
                                 Service Shares

                       Supplement dated December 30, 2005
           to Currently Effective Statement of Additional Information

The TRUSTEES AND OFFICERS section of the Statement of Additional Information is amended and restated in its entirety as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
 NAME, AGE AS OF                                             PRINCIPAL OCCUPATIONS DURING    FUND COMPLEX     OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        THE PAST                        OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH PORTFOLIOS  TIME SERVED      FIVE YEARS                      TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                          Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206          Trustee          9/93-Present     (since 2005). Formerly,                          2005) and
 Age 62                                                      private investor.                                Director of Red
                                                                                                              Robin Gourmet
                                                                                                              Burgers, Inc.;
                                                                                                              and Director of
                                                                                                              Janus World
                                                                                                              Funds Plc
                                                                                                              (Dublin-based,
                                                                                                              non-U.S.
                                                                                                              funds).
-----------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro          Trustee          12/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                          private investment firm (since                   Chairman of RS
 Denver, CO 80206                                            1999).                                           Investment
 Age 49                                                                                                       Trust (since
                                                                                                              2001); Director
                                                                                                              of IZZE
                                                                                                              Beverages and
                                                                                                              MyFamily.com,
                                                                                                              Inc.
                                                                                                              (genealogical
                                                                                                              research
                                                                                                              website).
-----------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee          6/02-Present     Executive Vice President and    69               Trustee of
 151 Detroit Street                                          Chief Operating Officer of The                   Asian Cultural
 Denver, CO 80206                                            Rockefeller Brothers Fund (a                     Council.
 Age 48                                                      private family foundation);
                                                             and Vice President of Asian
                                                             Cultural Council.
-----------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 151 Detroit Street                                          Officer of The Field Museum of                   Board and
 Denver, CO 80206                                            Natural History (Chicago, IL).                   Director of
 Age 67                                                                                                       Divergence Inc.
                                                                                                              (biotechnology
                                                                                                              firm); Director
                                                                                                              of A.M. Castle
                                                                                                              & Co. (metals
                                                                                                              distributor)
                                                                                                              and W.W.
                                                                                                              Grainger, Inc.
                                                                                                              (industrial
                                                                                                              distributor);
                                                                                                              and Trustee of
                                                                                                              Harris Insight
                                                                                                              Funds Trust (19
                                                                                                              portfolios),
                                                                                                              WTTW (Chicago
                                                                                                              public
                                                                                                              television
                                                                                                              station), the
                                                                                                              University of
                                                                                                              Chicago, and
                                                                                                              Chicago Public
                                                                                                              Education Fund.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                          TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
 NAME, AGE AS OF                                             PRINCIPAL OCCUPATIONS DURING    FUND COMPLEX     OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF        THE PAST                        OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS               WITH PORTFOLIOS  TIME SERVED      FIVE YEARS                      TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D)
-----------------------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                          Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                            Capital Partners (private                        Burgers, Inc.
 Age 62                                                      equity firm); and Professor
                                                             Emeritus of Business of the
                                                             University of Colorado,
                                                             Colorado Springs, CO (since
                                                             2004). Formerly, Professor of
                                                             Business of the University of
                                                             Colorado (2002-2004); and
                                                             Distinguished Visiting
                                                             Professor of Business (2001-
                                                             2002) of Thunderbird
                                                             University (American Graduate
                                                             School of International
                                                             Management), Phoenix, AZ.
-----------------------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee          9/93-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                          General Manager of MKS
 Denver, CO 80206                                            Instruments -- HPS Products,
 Age 61                                                      Boulder, CO (a manufacturer of
                                                             vacuum fittings and valves).
-----------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee          9/93-Present     Private Investor and            69               N/A
 151 Detroit Street                                          Consultant to California
 Denver, CO 80206                                            Planned Unit Developments.
 Age 67                                                      Formerly, CEO and President of
                                                             Marwal, Inc. (homeowner
                                                             association management
                                                             company).
-----------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf             Trustee          12/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                          and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                            Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                      (advertising agency) (2001-                      Natural History
                                                             2005); and President of Leo                      (Chicago, IL),
                                                             Burnett (USA) (advertising                       Children's
                                                             agency) (1996-2000).                             Memorial
                                                                                                              Hospital
                                                                                                              (Chicago, IL),
                                                                                                              Chicago Council
                                                                                                              on Foreign
                                                                                                              Relations, and
                                                                                                              Economic Club
                                                                                                              of Chicago.
-----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey***       Trustee          5/93-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                          (1978-2002) and Chief
 Denver, CO 80206                                            Executive Officer (1994- 2002)
 Age 68                                                      of Janus Capital or Janus
                                                             Capital Corporation; Chairman
                                                             and Director (1978-2002) of
                                                             Janus Capital Corporation;
                                                             President and Director
                                                             (1994-2002) of The Janus
                                                             Foundation; and Director
                                                             (1997-2001) of Janus
                                                             Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected by shareholders as Trustees of the Trust on December 29, 2005. In addition, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

*** The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,   POSITIONS HELD WITH            AND LENGTH OF
 AND ADDRESS          PORTFOLIOS                     TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman  Executive Vice President and   2/02-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                                 other Janus accounts. Formerly, Analyst (2000-2002) for
 Denver, CO 80206     Mid Cap Growth Portfolio                          Janus Capital Corporation.
 Age 34
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,   POSITIONS HELD WITH            AND LENGTH OF
 AND ADDRESS          PORTFOLIOS                     TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu           Executive Vice President and   12/99-Present      Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                                 other Janus accounts.
 Denver, CO 80206     Global Technology Portfolio
 Age 36
---------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn        Executive Vice President and   1/01-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                                 other Janus accounts. Formerly, Analyst (1991-2001) for
 Denver, CO 80206     International Growth                              Janus Capital Corporation.
 Age 41               Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Thomas R. Malley     Executive Vice President and   12/99-Present      Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Co-Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Global Life Sciences
 Age 37               Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Marc Pinto           Executive Vice President and   5/05-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Co-Portfolio Manager                              other Janus accounts.
 Denver, CO 80206     Balanced Portfolio
 Age 44
---------------------------------------------------------------------------------------------------------------------------------
 Blaine P. Rollins    Executive Vice President and   1/00-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                                 other Janus accounts.
 Denver, CO 80206     Large Cap Growth Portfolio
 Age 38
---------------------------------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel   Executive Vice President and   5/97-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                                 other Janus accounts.
 Denver, CO 80206     Forty Portfolio
 Age 47
---------------------------------------------------------------------------------------------------------------------------------
 Gibson Smith         Executive Vice President and   5/05-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Co-Portfolio Manager                              other Janus accounts. Formerly, Analyst (2001-2003) for
 Denver, CO 80206     Balanced Portfolio                                Janus Capital Corporation; and worked in the fixed-income
 Age 37                                                                 division (1991-2001) for Morgan Stanley.
---------------------------------------------------------------------------------------------------------------------------------
 Minyoung Sohn        Executive Vice President and   1/04-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                                 other Janus accounts. Formerly, Analyst (1998-2003) for
 Denver, CO 80206     Growth and Income Portfolio                       Janus Capital Corporation.
 Age 30

                      Executive Vice President and   5/05-Present
                      Portfolio Manager
                      Core Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Ronald V. Speaker    Executive Vice President and   5/93-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                                 other Janus accounts.
 Denver, CO 80206     Flexible Bond Portfolio
 Age 41
---------------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee         Executive Vice President and   7/04-Present       Vice President of Janus Capital and Portfolio Manager for
 151 Detroit Street   Portfolio Manager                                 other Janus accounts. Formerly, Analyst (2000-2001) for
 Denver, CO 80206     Worldwide Growth Portfolio                        Janus Capital Corporation.
 Age 36

                      Executive Vice President and   3/01-Present
                      Portfolio Manager
                      Foreign Stock Portfolio
---------------------------------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and        1/06-Present       Associate Counsel of Janus Capital. Formerly, Associate
 Grauerholz-Lofton    Secretary                                         of Vedder, Price, Kaufman & Kammholz, P.C. (1999-2003).
 151 Detroit Street
 Denver, CO 80206
 Age 35
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,   POSITIONS HELD WITH            AND LENGTH OF
 AND ADDRESS          PORTFOLIOS                     TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                 12/99-Present      Vice President and Assistant General Counsel of Janus
 151 Detroit Street                                                     Capital, Janus Distributors LLC, and Janus Services LLC.
 Denver, CO 80206
 Age 40
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief Executive  1/06-Present       Senior Vice President and General Counsel of Janus
 151 Detroit Street   Officer                                           Capital and Janus Services LLC; and Senior Vice President
 Denver, CO 80206                                                       and Assistant General Counsel of Janus Distributors LLC.
 Age 40               General Counsel                4/04-12/05         Formerly, Vice President (1999-2005) of Janus
                                                                        Distributors LLC; Vice President (2000-2004) and
                      Vice President and Secretary   12/99-12/05        Assistant General Counsel (2002-2004) of Janus Services
                                                                        LLC; and Vice President and Assistant General Counsel
                                                                        (1999-2004) of Janus Capital.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief       6/02-Present       Senior Vice President and Chief Compliance Officer of
 151 Detroit Street   Compliance Officer                                Janus Capital, Janus Distributors LLC, and Janus Services
 Denver, CO 80206                                                       LLC; Chief Compliance Officer of Bay Isle Financial LLC;
 Age 48                                                                 and Vice President of Enhanced Investment Technologies,
                                                                        LLC. Formerly, Chief Compliance Officer of Enhanced
                                                                        Investment Technologies, LLC (2003-2005); Vice President
                                                                        of Janus Capital (2000-2005), Janus Distributors LLC
                                                                        (2000-2001), and Janus Services LLC (2004-2005); and
                                                                        Assistant Vice President of Janus Services LLC (2000-
                                                                        2004).
---------------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller**   President and Chief Executive  11/03-12/05        Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                           Janus Capital Group Inc. and Janus Capital; President of
 Denver, CO 80206                                                       Janus Distributors LLC and Janus Capital International
 Age 54                                                                 LLC; Executive Vice President of Janus Services LLC;
                                                                        President and Director of Janus Management Holdings
                                                                        Corporation; and Chief Operating Officer and President of
                                                                        Capital Group Partners, Inc. Formerly, Director of
                                                                        Capital Group Partners, Inc. (2003-2004); and President
                                                                        and Chief Executive Officer of ICMA Retirement
                                                                        Corporation (1993-2003).
---------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer        3/05-Present       Vice President of Janus Capital. Formerly, Director of
 151 Detroit Street                                                     Financial Reporting for OppenheimerFunds, Inc.
 Denver, CO 80206     Vice President, Treasurer,     2/05-Present       (2004-2005); Site Manager and First Vice President of
 Age 43               and Principal Accounting                          Mellon Global Securities Services (2003); and Director of
                      Officer                                           Fund Accounting, Project Development, and Training of
                                                                        INVESCO Funds Group (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------

 * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.

** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.

                               Janus Aspen Series
                               Service II Shares

                       Supplement dated December 30, 2005
           to Currently Effective Statement of Additional Information

   The TRUSTEES AND OFFICERS section of the Statement of Additional Information is amended and restated in its entirety as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
 NAME, AGE AS OF                                                                             FUND COMPLEX     OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS HELD
 AND ADDRESS               WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Chairman         3/04-Present     Chief Executive Officer of Red  69**             Chairman of the
 151 Detroit Street                                          Robin Gourmet Burgers, Inc.                      Board (since 2005)
 Denver, CO 80206          Trustee          9/93-Present     (since 2005). Formerly,                          and Director of
 Age 62                                                      private investor.                                Red Robin Gourmet
                                                                                                              Burgers, Inc.; and
                                                                                                              Director of Janus
                                                                                                              World Funds Plc
                                                                                                              (Dublin-based,
                                                                                                              non-U.S. funds).
--------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro          Trustee          12/05-Present    Partner of Tango Group, a       69               Trustee and
 151 Detroit Street                                          private investment firm (since                   Chairman of RS
 Denver, CO 80206                                            1999).                                           Investment Trust
 Age 49                                                                                                       (since 2001);
                                                                                                              Director of IZZE
                                                                                                              Beverages and
                                                                                                              MyFamily.com, Inc.
                                                                                                              (genealogical
                                                                                                              research website).
--------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee          6/02-Present     Executive Vice President and    69               Trustee of Asian
 151 Detroit Street                                          Chief Operating Officer of The                   Cultural Council.
 Denver, CO 80206                                            Rockefeller Brothers Fund (a
 Age 48                                                      private family foundation);
                                                             and Vice President of Asian
                                                             Cultural Council.
--------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee          6/02-Present     President and Chief Executive   69               Chairman of the
 151 Detroit Street                                          Officer of The Field Museum of                   Board and Director
 Denver, CO 80206                                            Natural History (Chicago, IL).                   of Divergence Inc.
 Age 67                                                                                                       (biotechnology
                                                                                                              firm); Director of
                                                                                                              A.M. Castle & Co.
                                                                                                              (metals
                                                                                                              distributor) and
                                                                                                              W.W. Grainger,
                                                                                                              Inc. (industrial
                                                                                                              distributor); and
                                                                                                              Trustee of Harris
                                                                                                              Insight Funds
                                                                                                              Trust (19
                                                                                                              portfolios), WTTW
                                                                                                              (Chicago public
                                                                                                              television
                                                                                                              station), the
                                                                                                              University of
                                                                                                              Chicago, and
                                                                                                              Chicago Public
                                                                                                              Education Fund.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
 NAME, AGE AS OF                                                                             FUND COMPLEX     OTHER
 DECEMBER 31, 2005,        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS HELD
 AND ADDRESS               WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES* (CONT'D.)
--------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee          1/97-Present     Co-founder and Managing         69               Director of Red
 151 Detroit Street                                          Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                            Capital Partners (private                        Burgers, Inc.
 Age 62                                                      equity firm); and Professor
                                                             Emeritus of Business of the
                                                             University of Colorado,
                                                             Colorado Springs, CO (since
                                                             2004). Formerly, Professor of
                                                             Business of the University of
                                                             Colorado (2002-2004); and
                                                             Distinguished Visiting
                                                             Professor of Business
                                                             (2001-2002) of Thunderbird
                                                             University (American Graduate
                                                             School of International
                                                             Management), Phoenix, AZ.
--------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee          9/93-Present     Corporate Vice President and    69               N/A
 151 Detroit Street                                          General Manager of MKS
 Denver, CO 80206                                            Instruments - HPS Products,
 Age 61                                                      Boulder, CO (a manufacturer of
                                                             vacuum fittings and valves).
--------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee          9/93-Present     Private Investor and            69               N/A
 151 Detroit Street                                          Consultant to California
 Denver, CO 80206                                            Planned Unit Developments.
 Age 67                                                      Formerly, CEO and President of
                                                             Marwal, Inc. (homeowner
                                                             association management
                                                             company).
--------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf             Trustee          12/05-Present    Retired. Formerly, Chairman     69               Director of
 151 Detroit Street                                          and Chief Executive Officer of                   Wal-Mart, The
 Denver, CO 80206                                            Leo Burnett (Worldwide)                          Field Museum of
 Age 58                                                      (advertising agency) (2001-                      Natural History
                                                             2005); and President of Leo                      (Chicago, IL),
                                                             Burnett (USA) (advertising                       Children's
                                                             agency) (1996-2000).                             Memorial Hospital
                                                                                                              (Chicago, IL),
                                                                                                              Chicago Council on
                                                                                                              Foreign Relations,
                                                                                                              and Economic Club
                                                                                                              of Chicago.
--------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE*
--------------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey***       Trustee          5/93-Present     Retired. Formerly, President    69               N/A
 151 Detroit Street                                          (1978-2002) and Chief
 Denver, CO 80206                                            Executive Officer (1994-2002)
 Age 68                                                      of Janus Capital or Janus
                                                             Capital Corporation; Chairman
                                                             and Director (1978-2002) of
                                                             Janus Capital Corporation;
                                                             President and Director
                                                             (1994-2002) of The Janus
                                                             Foundation; and Director
                                                             (1997-2001) of Janus
                                                             Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------------

  * All current Trustees of the Trust (Messrs. Mullen, McCalpin, McCarter, Rothe, Stewart, Waldinger, and Bailey) were elected by shareholders as Trustees of the Trust on December 29, 2005. In addition, shareholders elected two new Trustees, Mr. Contro and Ms. Wolf.

 ** Mr. Mullen also serves as director of Janus World Funds Plc ("JWF"), consisting of 21 funds. Including JWF and the 69 funds comprising the Janus Funds, Mr. Mullen oversees 90 funds.

*** The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital and ownership of shares of Janus Capital's parent company.

-----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AS OF                                     TERM OF OFFICE*
 DECEMBER 31, 2005,   POSITIONS HELD WITH            AND LENGTH OF
 AND ADDRESS          PORTFOLIOS                     TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 C. Mike Lu           Executive Vice President and   12/99-Present    Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager                               for other Janus accounts.
 Denver, CO 80206     Global Technology Portfolio
 Age 36
-----------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn        Executive Vice President and   1/01-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager                               for other Janus accounts. Formerly, Analyst (1991-2001)
 Denver, CO 80206     International Growth                            for Janus Capital Corporation.
 Age 41               Portfolio
-----------------------------------------------------------------------------------------------------------------------------
 Jason P. Yee         Executive Vice President and   7/04-Present     Vice President of Janus Capital and Portfolio Manager
 151 Detroit Street   Portfolio Manager                               for other Janus accounts. Formerly, Analyst (2000-2001)
 Denver, CO 80206     Worldwide Growth Portfolio                      for Janus Capital Corporation.
 Age 36
-----------------------------------------------------------------------------------------------------------------------------
 Stephanie            Chief Legal Counsel and        1/06-Present     Associate Counsel of Janus Capital. Formerly, Associate
 Grauerholz-Lofton    Secretary                                       of Vedder, Price, Kaufman & Kammholz, P.C. (1999-2003).
 151 Detroit Street
 Denver, CO 80206
 Age 35
-----------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe       Vice President                 12/99-Present    Vice President and Assistant General Counsel of Janus
 151 Detroit Street                                                   Capital, Janus Distributors LLC, and Janus Services
 Denver, CO 80206                                                     LLC.
 Age 40
-----------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes  President and Chief Executive  1/06-Present     Senior Vice President and General Counsel of Janus
 151 Detroit Street   Officer                                         Capital and Janus Services LLC; and Senior Vice
 Denver, CO 80206                                                     President and Assistant General Counsel of Janus
 Age 40               General Counsel                4/04-12/05       Distributors LLC. Formerly, Vice President (1999-2005)
                                                                      of Janus Distributors LLC; Vice President (2000-2004)
                      Vice President and Secretary   12/99-12/05      and Assistant General Counsel (2002-2004) of Janus
                                                                      Services LLC; and Vice President and Assistant General
                                                                      Counsel (1999-2004) of Janus Capital.
-----------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski    Vice President and Chief       6/02-Present     Senior Vice President and Chief Compliance Officer of
 151 Detroit Street   Compliance Officer                              Janus Capital, Janus Distributors LLC, and Janus
 Denver, CO 80206                                                     Services LLC; Chief Compliance Officer of Bay Isle
 Age 48                                                               Financial LLC; and Vice President of Enhanced
                                                                      Investment Technologies, LLC. Formerly, Chief
                                                                      Compliance Officer of Enhanced Investment Technologies,
                                                                      LLC (2003-2005); Vice President of Janus Capital (2000-
                                                                      2005), Janus Distributors LLC (2000-2001), and Janus
                                                                      Services LLC (2004-2005); and Assistant Vice President
                                                                      of Janus Services LLC (2000-2004).
-----------------------------------------------------------------------------------------------------------------------------
 Girard C. Miller**   President and Chief Executive  11/03-12/05      Executive Vice President and Chief Operating Officer of
 151 Detroit Street   Officer                                         Janus Capital Group Inc. and Janus Capital; President
 Denver, CO 80206                                                     of Janus Distributors LLC and Janus Capital
 Age 54                                                               International LLC; Executive Vice President of Janus
                                                                      Services LLC; President and Director of Janus
                                                                      Management Holdings Corporation; and Chief Operating
                                                                      Officer and President of Capital Group Partners, Inc.
                                                                      Formerly, Director of Capital Group Partners, Inc.
                                                                      (2003-2004); and President and Chief Executive Officer
                                                                      of ICMA Retirement Corporation (1993-2003).
-----------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard      Chief Financial Officer        3/05-Present     Vice President of Janus Capital. Formerly, Director of
 151 Detroit Street                                                   Financial Reporting for OppenheimerFunds, Inc.
 Denver, CO 80206     Vice President, Treasurer,     2/05-Present     (2004-2005); Site Manager and First Vice President of
 Age 43               and Principal Accounting                        Mellon Global Securities Services (2003); and Director
                      Officer                                         of Fund Accounting, Project Development, and Training
                                                                      of INVESCO Funds Group (1994-2003).
-----------------------------------------------------------------------------------------------------------------------------

  * Officers are elected annually for a one-year term and may also be elected from time to time by the Trustees for an interim period.

 ** Mr. Miller intends to resign his positions with Janus Capital Group Inc. and its subsidiaries effective December 30, 2005.